Debt - Commercial Paper Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jun. 28, 2024
Senior Unsecured Commercial Paper Note
Debt Instrument [Line Items]
Borrowing capacity	$ 1,000
Termination period	30 days
Aggregate principal amount	$ 546
Debt, weighted average interest rate	4.80%
Senior Unsecured Commercial Paper Note | Maximum
Debt Instrument [Line Items]
Term	397 days
Multicurrency Term and Revolving Facilities Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity		$ 4,500
Multicurrency Term and Revolving Facilities Agreement | Bridge Loan
Debt Instrument [Line Items]
Borrowing capacity		$ 500